Income Taxes - Summary of Effective Tax Rate and Statutory Federal Rate (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net income tax expense/(benefit)		$ 747
Effective tax rate	25.00%	25.00%
Federal [Member]
Federal income tax provision (benefit) at statutory rate	$ (580,309)	$ (289,749)
State tax expense net of federal tax benefit	35,833	22,210
Non-Deductible Expenses	56,545
Foreign taxes at rate different than US Taxes	236	618
Other True-ups	1,267,030
Change in valuation allowance	(775,772)	267,668
Net income tax expense/(benefit)	$ 3,563	$ (747)
Federal income tax provision (benefit) at statutory rate	21.00%	21.00%
State tax expense net of federal tax benefit	(1.29%)	(1.61%)
Non-Deductible Expenses	(2.05%)
Foreign taxes at rate different than US Taxes	(0.01%)	(0.05%)
Other True-ups	(45.85%)
Change in valuation allowance	28.07%	(19.29%)
Effective tax rate	(0.13%)	0.05%